Prepaid Expenses and Long-Term Prepaids (Tables)	6 Months Ended
Mar. 31, 2025
Prepaid Expenses and Long-Term Prepaids [Abstract]
Schedule of Prepaid Expenses

Prepaid expenses consist of the following:

	March 31, 2025	September 30, 2024
	US$	US$
Prepaid fees to Renda for Beijing office expenses	-	73,429
Prepaid fees to Beijing University Graduate School of Education	117,688	670,820
Prepaid insurance	31,559	66,930
Security deposit	144,953	125,259
Prepaid tuition fees to Shanghai Jiao Tong University	19,161	144,131
Prepaid fees to Guangzhou Zhonghong Hean	84,018	100,822
Prepaid management fees to New Sky	66,159	-
Other prepaid expenses	90,890	124,544
Total	554,428	1,305,935

Schedule of Long-Term Prepaids	Long-term Prepaids consist of the following:
	March 31, 2025	September 30, 2024
	US$	US$
Prepaid for soccer games	7,500,023	7,500,023